Supplement to the
Fidelity® Institutional Short-Intermediate Government Fund
January 29, 2010
Prospectus

Effective on October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K) Ltd. no longer serve as sub-advisers to the fund.

ISIG-10-01  October 1, 2010
1.475734.113

Supplement to the

Fidelity® Institutional Short-Intermediate Government Fund

A Fund of Fidelity Advisor Series IV

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective on October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

ISIGB-10-01  October 1, 2010
1.709082.112